UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21242

        Nuveen Quality Preferred Income Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          09/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 3 (JHP)
September 30, 2004

					Ratings*
						Market
Shares	Description(1)		Coupon	Moody's	S&P	Value

	$25 PAR (or similar) SECURITIES - 72.4% (49.8% of Total Investments)
	Auto Components - 1.0%
132,800	Delphi Trust I		8.250%	Baa3	NR	$3,431,552

	Beverages - 0.3%
45,000	Grand Metropolitan Delaware LP		9.420%	NR	BBB+	1,152,000

	Chemicals - 0.2%
13,000	Federal Home Loan Mortgage Corporation (a)		5.100%	Aa3	AA-	569,660

	Commercial Banks - 16.3%
3,200	Abbey National plc, Series B		7.375%	A2	A	86,528
31,300	ASBC Capital I		7.625%	Baa1	BBB-	838,840
40,894	BAC Capital Trust I		7.000%	Aa3	A-	1,071,832
32,700	BAC Capital Trust II		7.000%	Aa3	A-	863,280
94,500	BAC Capital Trust III		7.000%	Aa3	A-	2,501,415
120,000	Banco Santander SA, 144A		6.410%	A2	BBB+	2,958,480
37,300	Banco Totta & Acores Finance, Series A		8.875%	A3	NR	996,611
18,600	BancWest Capital I		9.500%	A3	A-	505,920
211,000	Banesto Holdings, Series A, 144A		10.500%	A2	NR	6,633,313
8,000	Bank One Capital I		8.000%	A1	A-	203,040
32,400	Bank One Capital II		8.500%	A1	A-	856,008
32,100	Bank One Capital Trust VI		7.200%	A1	A-	853,860
11,000	Bank One Capital V		8.000%	A1	A-	293,150
3,000	BankNorth Capital Trust II		8.000%	Baa1	BB+	80,400
10,000	BBVA Preferred Capital Ltd., Series B		7.750%	A1	A-	263,500
13,000	BCH Capital Ltd., Series B		9.430%	A2	BBB+	344,240
47,300	BSCH Finance Ltd., Series Q		8.625%	A2	BBB+	1,248,720
17,800	Chittenden Capital Trust I		8.000%	Baa1	BB+	479,176
42,800	CIT Group Incorporated (CORTS)		7.750%	A3	BBB+	1,159,452
25,600	Citigroup Capital Trust VII		7.125%	Aa2	A	675,072
46,600	Citigroup Capital Trust VIII		6.950%	Aa2	A	1,220,454
68,500	Citigroup Inc., Series H (a)		6.231%	Aa3	NR	3,764,075
44,500	Cobank ABC, 144A (a)		7.000%	NR	NR	2,440,914
52,500	Comerica Capital Trust I		7.600%	A3	BBB+	1,368,150
46,600	Compass Capital Trust III		7.350%	A3	BBB-	1,236,764
37,400	CSFB USA, Series 2002-10 (SATURNS)		7.000%	Aa3	A+	990,352
64,700	Fannie Mae (a)		5.125%	Aa3	NR	2,905,030
23,100	First Union Capital II, Series II (CORTS)		7.500%	A1	BBB+	610,071
11,300	First Union Institutional Capital II (CORTS)		8.200%	A1	BBB+	322,050
37,400	Fleet Capital Trust VI		8.800%	Aa3	A-	976,140
153,900	Fleet Capital Trust VII		7.200%	Aa3	A-	4,039,875
26,416	Fleet Capital Trust VIII		7.200%	Aa3	A-	695,533
13,000	JPMorgan Chase Capital Trust X		7.000%	A1	NR	341,120
25,000	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)		7.125%	A1	A-	656,125
5,900	KeyCorp (PCARS)		7.500%	A3	NR	159,123
6,300	KeyCorp, Series 2001-7 (CORTS)		7.750%	A3	BBB	166,446
11,900	KeyCorp, Series B (CORTS)		8.250%	A3	BBB	317,730
21,900	National Commerce Capital Trust II		7.700%	A1	A-	586,044
30,400	National Westminster Bank plc, Series A		7.875%	Aa2	A+	781,280
16,500	National Westminster Bank plc, Series B		7.875%	Aa3	A+	423,555
20,000	PNC Capital Trust		6.125%	A3	BBB	492,200
14,000	SunTrust Capital Trust IV		7.125%	A1	A-	367,640
22,900	SunTrust Capital Trust V		7.050%	A1	A-	598,377
110,300	USB Capital Trust III		7.750%	A1	A-	2,928,465
58,100	USB Capital Trust IV		7.350%	A1	A-	1,537,907
48,800	USB Capital Trust V		7.250%	A1	A-	1,280,024
18,400	VNB Capital Trust I		7.750%	Baa1	BBB	489,072
28,400	Washington Mutual Capital Trust I, Series 2001-22, Class A-1 (CORTS)		7.650%	Baa1	BBB	749,192
3,000	Well Fargo Capital Trust IX		5.625%	Aa2	A	69,975
15,000	Wells Fargo Capital Trust V		7.000%	Aa2	A	391,200
80,000	Zions Capital Trust B		8.000%	Baa1	BB+	2,177,600

	Consumer Finance - 3.2%
111,700	Household Capital Trust V, Series X		10.000%	A3	BBB+	2,943,295
14,600	Household Capital Trust VI		8.250%	A3	BBB+	394,346
100,500	Household Capital Trust VII		7.500%	A3	BBB+	2,692,395
95,300	SLM Corporation, Series A (a)		6.970%	Baa1	BBB+	5,455,925

	Diversified Financial Services - 9.8%
32,000	Bear Stearns Capital Trust III		7.800%	A2	BBB	854,080
16,549	Citigroup Inc., Series F (a)		6.365%	Aa3	NR	897,452
52,941	Citigroup Inc., Series M (a)		5.864%	Aa3	A	2,752,932
12,400	Countrywide Capital Trust II, Series II (CORTS)		8.000%	Baa1	BBB+	329,344
149,830	Countrywide Capital Trust IV		6.750%	Baa1	BBB+	3,780,211
23,900	Federal Home Loan Mortgage Corporation (a)		5.000%	Aa3	AA-	1,044,430
135,000	Household Finance Corporation		6.875%	A1	A	3,550,500
6,400	KeyCorp Capital Trust V		5.875%	A3	BBB	154,624
355,000	Lehman Brothers Holdings Capital Trust III, Series K		6.375%	A2	BBB+	8,875,000
24,000	Merrill Lynch Capital Trust II		8.000%	A1	A-	657,120
36,300	Merrill Lynch Preferred Capital Trust		7.750%	A1	A-	976,107
17,900	Merrill Lynch Preferred Capital Trust IV		7.120%	A1	A-	474,529
75,100	Merrill Lynch Preferred Capital Trust V		7.280%	A1	A-	2,027,700
40,900	Morgan Stanley (PPLUS)		7.050%	Aa3	A+	1,047,858
80,000	Morgan Stanley Capital Trust II		7.250%	A1	A-	2,102,400
212,600	Morgan Stanley Capital Trust III		6.250%	A1	A-	5,278,858

	Diversified Telecommunication Services - 0.4%
12,900	BellSouth Inc. (CORTS)		7.000%	Aa3	NR	339,528
24,300	Verizon Communications (CORTS)		7.625%	A2	A+	662,175
15,300	Verizon New England Inc., Series B		7.000%	Aa3	NR	401,319

	Electric Utilities - 2.2%
2,900	Detroit Edison Company		7.625%	Baa2	BBB-	73,660
17,800	Dominion CNG Capital Trust I		7.800%	Baa1	BBB-	476,150
53,400	Entergy Louisiana Inc.		7.600%	Baa1	A-	1,426,848
203,447	Entergy Mississippi Inc.		7.250%	Baa2	A-	5,411,690
18,300	Tennessee Valley Authority, Series D		6.750%	Aaa	NR	458,232

	Food Products - 0.7%
25,000	Dairy Farmers of America Inc., 144A (a)		7.875%	Baa3	NR	2,600,000

	Gas Utilities - 0.5%
32,900	AGL Capital Trust II		8.000%	Baa2	BBB	874,153
34,700	TransCanada Pipeline		8.250%	A3	BBB	896,995

	Healthcare Providers & Services - 0.1%
12,500	Aetna Incorporated		8.500%	Baa2	BBB	336,375

	Insurance - 19.7%
133,000	Ace Ltd., Series C		7.800%	Baa2	BBB-	3,577,700
30,700	AMBAC Financial Group Inc.		5.950%	Aa2	AA	755,834
95,000	AMBAC Financial Group Inc.		5.875%	Aa2	AA	2,330,350
7,700	American General Capital III		8.050%	Aa1	AA	205,975
131,000	Delphi Financial Group Inc.		8.000%	Ba1	BBB	3,472,810
258,671	EverestRe Group Limited		7.850%	Baa1	BBB	7,087,585
151,100	Financial Security Assurance Holdings		6.250%	Aa2	AA	3,819,808
3,900	Great-West L&A Capital Trust I, Series A		7.250%	A3	A-	98,085
57,400	Hartford Capital Trust III, Series C		7.450%	Baa1	BBB	1,497,566
142,900	ING Group NV		7.050%	NR	A-	3,733,977
503,600	ING Group NV		7.200%	A2	A-	13,395,760
103,700	Lincoln National Capital Trust V, Series E		7.650%	Baa1	BBB	2,748,050
55,700	PartnerRe Limited		7.900%	A3	BBB+	1,498,330
140,000	PartnerRe Limited, Series C		6.750%	Baa1	NR	3,560,200
54,600	PLC Capital Trust III		7.500%	Baa1	BBB+	1,433,796
11,900	PLC Capital Trust IV		7.250%	Baa1	BBB+	314,041
52,544	Prudential plc		6.750%	Baa1	A	1,336,194
41,500	RenaissanceRe Holdings Ltd., Series A		8.100%	NR	NR	1,114,690
255,000	RenaissanceRe Holdings Ltd., Series B		7.300%	Baa2	NR	6,744,750
16,400	Safeco Capital Trust I (CORTS)		8.700%	Baa2	BBB-	439,848
9,300	Safeco Capital Trust I, Series 2001-4 (CORTS)		8.750%	Baa2	BBB-	248,775
32,200	Safeco Corporation, Series 2001-7 (SATURNS)		8.250%	Baa2	BBB-	868,434
61,800	XL Capital Ltd., Series A		8.000%	A3	NR	1,688,376
289,400	XL Capital Ltd., Series B		7.625%	A3	NR	7,828,270

	Multi-Utilities & Unregulated Power - 0.2%
24,300	Energy East Capital Trust I		8.250%	Baa3	BBB-	648,567

	Oil & Gas - 1.0%
137,000	Nexen Inc.		7.350%	Baa3	BBB-	3,670,230

	Pharmaceuticals - 0.1%
10,000	Bristol Myers Squibb Company (CORTS)		6.250%	A1	NR	254,500

8,500	Rhone-Poulenc Overseas, Series A		8.125%	A3	BBB	217,685

	Real Estate - 14.9%
5,200	AvalonBay Communities, Inc., Series H		8.700%	Baa2	BBB	146,120
201,900	CarrAmerica Realty Corporation, Series E		7.500%	Baa3	BBB-	5,362,464
26,200	Developers Diversified Realty Corporation, Series F		8.600%	Ba1	BBB-	702,160
80,000	Developers Diversified Realty Corporation, Series G		8.000%	NR	BBB-	2,111,200
30,000	Developers Diversified Realty Corporation, Series H		7.375%	NR	BBB-	765,300
60,144	Equity Office Properties Trust, Series G		7.750%	Baa3	BBB	1,607,649
25,900	Equity Residential Properties Trust		9.125%	Baa2	NR	685,314
18,500	Equity Residential Properties Trust, Series C		9.125%	Baa2	NR	506,160
20,800	Equity Residential Properties Trust, Series D		8.600%	Baa2	NR	573,872
5,100	First Industrial Realty Trust, Inc., Series C		8.625%	Baa3	NR	143,718
161,100	HRPT Properties Trust, Series A		9.875%	Baa3	BBB-	4,394,808
238,607	HRPT Properties Trust, Series B		8.750%	Baa3	BBB-	6,506,813
21,000	New Plan Excel Realty Trust, Series D		7.800%	Baa3	NR	1,074,282
32,200	New Plan Excel Realty Trust, Series E		7.625%	NR	BBB-	836,556
20,000	Prologis Trust, Series G		6.750%	NR	BBB	497,800
36,900	PS Business Parks Inc, Series D		9.500%	Ba2	BBB-	992,610
53,000	PS Business Parks Inc.		7.000%	Ba1	BBB-	1,298,500
8,300	PS Business Parks Inc., Series F		8.750%	Ba2	BBB-	221,195
120,000	PS Business Parks Inc., Series L		7.600%	Ba1	BBB-	3,061,200
40,900	Public Storage Inc., Series Q		8.600%	Baa2	NR	1,091,212
129,533	Public Storage Inc., Series R		8.000%	Baa2	BBB+	3,422,262
17,600	Public Storage Inc., Series S		7.875%	Baa2	BBB+	464,464
22,000	Public Storage Inc., Series T		7.625%	Baa2	BBB+	572,880
11,000	Public Storage Inc., Series U		7.625%	Baa2	BBB+	288,750
17,000	Public Storage Inc., Series V		7.500%	Baa2	NR	450,500
12,600	Regency Centers Corporation		7.450%	Baa3	BBB-	333,018
80,000	Regency Centers Corporation		7.250%	Baa3	BBB-	2,044,000
7,500	Simon Property Group, Inc., Series F		8.750%	Baa2	BBB-	202,425
68,600	Simon Property Group, Inc., Series G		7.890%	Baa2	BBB	3,644,032
35,600	United Dominion Realty Trust		8.600%	Ba1	BB+	962,624
13,400	Vornado Realty Trust, Series C		8.500%	Ba1	BBB-	345,050
252,700	Wachovia Preferred Funding Corporation		7.250%	A2	BBB+	6,987,155
40,000	Weingarten Realty Trust, Series E		6.950%	Baa1	A-	1,028,000

	Specialty Retail - 0.1%
20,000	Sherwin Williams Company, Series III (CORTS)		7.250%	A2	A	527,000

	Wireless Telecommunication Services - 1.7%
69,101	Telephone and Data Systems Inc.		7.600%	Baa1	A-	1,819,429
157,500	United States Cellular Corporation		8.750%	Baa1	NR	4,411,575

	Total $25 Par (or similar) Securities (cost $251,097,349)					258,067,046

	CONVERTIBLE PREFERRED SECURITIES - 7.6% (5.3% of Total Investments)
	Diversified Financial Services - 0.7%
61,000	Citigroup Global Markets		2.000%	Aa1	NR	2,442,135

	Diversified Telecommunication Services - 1.7%
118,500	Alltel Corporation		7.750%	A2	NR	6,133,560

	Electric Utilities - 3.3%
81,900	Ameren Corporation		9.750%	A3	BBB+	2,248,974
3,900	American Electric Power		9.250%	Baa3	NR	177,645
102,400	Dominion Resources Inc.		8.750%	Baa1	BBB+	5,539,840
66,500	Public Service Enterprise Group		10.250%	Baa3	NR	3,893,575

	Gas Utilities - 1.5%
100,000	Keyspan Corporation		8.750%	A3	NR	5,300,000

	Healthcare Equipment & Supplies - 0.4%
28,000	Baxter International Inc.		7.000%	Baa1	NR	1,505,000

	Total Convertible Preferred Securities (cost $25,132,937)					27,240,729

Principal					Ratings*
Amount (000)/						Market
Shares	Description(1)	Coupon	Maturity	Moody's	S&P	Value

	CAPITAL PREFERRED SECURITIES - 58.2% (40.0% of Total Investments)
	Commercial Banks - 36.3%
$2,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	Aa3	AA-	2,022,884
8,000	Abbey National Capital Trust I	8.963%	12/30/49	A2	A-	10,828,304
2,000	AgFirst Farm Credit Bank	7.300%	12/15/53	NR	NR	2,020,100
5,000	Ahmanson Capital Trust I, 144A	8.360%	12/01/26	Baa1	BBB	5,597,150
1,000	Bank of New York Capital I, Series B	7.970%	12/31/26	A1	A-	1,137,260
1,000	BankAmerica Capital II, Series 2	8.000%	12/15/26	Aa3	A-	1,115,800
1,500	BankBoston Capital Trust II, Series B	7.750%	12/15/26	Aa3	A-	1,658,877
1,000	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	BBB-	1,124,567
6,200	Barclays Bank plc, 144A	8.550%	6/15/49	Aa3	A+	7,604,108
1,000	BNP Paribas Capital Trust	7.200%	12/31/49	NR	A+	1,050,521
1,000	BT Capital Trust, Series B1	7.900%	1/15/27	A2	NR	1,129,379
1,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	A2	A-	1,099,757
500	BT Preferred Capital Trust II	7.875%	2/25/27	A2	NR	560,305
250	C.A. Preferred Fund Trust II	7.000%	10/30/49	NR	A	259,962
3,750	C.A. Preferred Funding Trust	7.000%	1/30/49	NR	A	3,889,841
1,000	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	A-	1,163,251
4,225	Dime Capital Trust I, Series A	9.330%	5/06/27	Baa1	BBB	4,898,000
700	Farm Credit Bank of Texas	7.561%	11/05/49	NR	NR	726,434
1,000	First Chicago NBD Institutional Capital	7.950%	12/01/26	A1	NR	1,116,216
1,000	First Empire Capital Trust I	8.234%	2/01/27	Baa1	BBB	1,127,610
1,000	First Hawaiian Capital Trust I, Series B	8.343%	7/01/27	A3	A-	1,140,796
500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa2	BBB-	534,955
8,485	First Union Capital Trust II, Series A	7.950%	11/15/29	A1	BBB+	10,467,987
6,600	HBOS Capital Funding LP, Notes	6.850%	3/01/49	NR	A	6,769,000
1,430	HSBC USA Capital Trust II, 144A	8.380%	5/15/27	NR	A-	1,656,568
9,000	JPM Capital Trust I	7.540%	1/15/27	A1	A-	9,632,061
1,000	KBC Bank Fund Trust III, 144A	9.860%	11/02/49	A2	A-	1,237,916
2,500	Lloyds TSB Bank plc, Subordinate Note	6.900%	11/22/49	Aa2	A+	2,597,043
4,000	North Fork Capital Trust I, Capital Securities	8.700%	12/15/26	A3	BBB-	4,554,220
1,500	North Fork Capital Trust II	8.000%	12/15/27	A3	BBB-	1,695,743
3,150	Peoples Heritage Capital Trust I, Series B	9.060%	2/01/27	Baa1	BB+	3,690,981
10,200	PNC Institutional Capital Trust B, 144A	8.315%	5/15/27	A3	BBB	11,690,087
1,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	BBB-	1,019,535
2,750	RBS Capital Trust B	6.800%	12/31/49	NR	A	2,828,557
200	Royal Bank of Scotland Group plc	7.648%	8/31/49	A1	A	239,325
2,500	St. George Funding Company LLC,	8.485%	6/30/47	Baa1	NR	2,879,275
4,600	Union Planters Capital Trust A	8.200%	12/15/26	A2	BBB+	5,162,626
70	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A2	BBB-	7,630,000
3,000	Zions Institutional Capital Trust, Series A	8.536%	12/15/26	Baa1	BBB-	3,467,586

	Consumer Finance - 0.3%
1,000	Countrywide Capital Trust I	8.000%	12/15/26	Baa1	BBB+	1,080,125

	Diversified Financial Services - 0.5%
1,800	Old Mutual Capital Funding, Notes	8.000%	6/22/53	NR	NR	1,851,214

	Diversified Telecommunication Services - 2.6%
7,260	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	Baa1	BBB+	9,394,897

	Gas Utilities - 2.0%
6,500	KN Capital Trust III	7.630%	4/15/28	Baa3	BB+	7,156,364

	Insurance - 14.9%
3,450	Ace Capital Trust II	9.700%	4/01/30	Baa1	BBB-	4,757,505
500	Allstate Financing II	7.830%	12/01/45	A2	A-	558,240
5,000	Berkeley Capital Trust	8.197%	12/15/45	Baa3	BBB-	5,430,450
10,000	MIC Financing Trust I	8.375%	2/01/27	A1	A+	10,806,900
1,250	Prudential plc	6.500%	6/29/49	Baa1	A	1,219,401
3,000	RenaissanceRe Capital Trust	8.540%	3/01/27	Baa1	BBB+	3,456,093
10,000	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	A1	A+	11,546,720
13,500	Zurich Capital Trust I	8.376%	6/01/37	Baa2	A-	15,453,666

	Oil & Gas - 1.4%
4,500	Phillips 66 Capital Trust II	8.000%	1/15/37	Baa2	BBB	5,125,991

	Real Estate - 0.2%
750	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	NR	BBB+	765,872

	Total Capital Preferred Securities (cost $196,919,260)					207,628,025

	CORPORATE BONDS - 4.7% (3.2% of Total Investments)
	Automobiles - 4.7%
1,000	Ford Motor Company	7.450%	7/16/31	Baa1	BBB-	983,331
5,100	Ford Motor Company, Debenture	7.400%	11/01/46	Baa1	BBB-	4,809,764
10,500	General Motors Acceptance Corporation Notes	8.000%	11/01/31	A3	BBB	10,898,032

	Total Corporate Bonds (cost $15,631,045)					16,691,127

	REPURCHASE AGREEMENTS - 2.5% (1.7% of Total Investments)
$8,866	State Street Bank, 1.7000%, dated 9/30/04, due 10/01/04, repurchase price					8,866,057
	$8,866,476 collateralized by $6,055,000 U.S. Treasury Bonds, 9.000%,
	due 11/15/18, value $9,044,656

	Total Repurchase Agreements (cost $8,866,057)					8,866,057

	Total Investments (cost $497,646,648) - 145.4%					518,492,984

	Other Assets Less Liabilities - 1.1%					4,201,338

	FundPreferred Shares, at Liquidation Value - (46.5)%					(166,000,000)

	Net Assets Applicable to Common Shares - 100%					$356,694,322

Interest Rate Swap Transactions Outstanding at September 30, 2004:
					Unrealized
	Notional			Termination	Appreciation
	Amount	Fixed Rate	Floating Rate**	Date	(Depreciation)

	$42,000,000	2.4125%	1.6963%	3/06/06	$ 114,262
	42,000,000	3.2550	1.6963	3/06/08	83,652
	42,000,000	3.8150	1.6963	3/06/10	(73,837)

					$ 124,077

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
**	Based on LIBOR (London Interbank Offered Rate)
(a)	Security is eligible for the Dividends Received Deduction.
144A	144A securities are those which are exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(CORTS)	Corporate Backed Trust Securities.
(PCARS)	Public Credit and Repackaged Securities.
(PPLUS)	PreferredPlus Trust.
(SATURNS)	Structured Asset Trust Unit Repackaging.
NR	Security is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of income on certain securities, which are treated as debt securities for income tax purposes and equity securities for financial statement purposes, and timing differences in recognizing certain gains and losses on security transactions.

At September 30, 2004, the cost of investments was $497,885,520.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004, were as follows:

Gross unrealized:
	Appreciation	$22,300,490
	Depreciation	(1,693,026)

	Net unrealized appreciation of investments	$20,607,464

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Quality Preferred Income Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         11/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         11/29/04

* Print the name and title of each signing officer under his or her signature.